Financial instruments (Narrative) (Details) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 31,109	$ 10,358	$ 49,330
Accounts payable and accrued liabilities	2,234	3,473
Credit risk [Member]
Disclosure of detailed information about financial instruments [line items]
Receivable due from the JV	4,200	2,300
Interest receivable	100	100
Loan receivable from a third party	$ 300	300
Credit risk [Member] | Joint ventures [Member] | Preference shares [Member]
Disclosure of detailed information about financial instruments [line items]
Preference shares redeemable share subscribed	174.9
Maximum exposure to credit risk in relation to the preferred shares	$ 108,000
Interest rate risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk		4,200
Increase in after tax net loss due to change in annualized interest rate	3,900
Decrease in after tax net loss due to change in annualized interest rate	(3,600)
Foreign currency risk [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	200
Gold price risk [Member] | Joint ventures [Member]
Disclosure of detailed information about financial instruments [line items]
Value at risk	$ 41,200	$ 200